Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTIESIn October 2020, in connection with the formation of the Frankfurt JV, we entered into agreements whereby we will earn various fees, including (i) special project revenue and (ii) property management and construction and development fees for services we are providing to the Frankfurt JV (the “Frankfurt JV Agreements”). Revenues and expenses associated with the Frankfurt JV Agreements are presented as a component of our Global Data Center Business segment. During the three months ended March 31, 2022 and March 31, 2021, we recognized revenue of approximately $7,100 and $1,060, respectively, associated with the Frankfurt JV Agreements.In March 2019, in connection with the formation of the MakeSpace JV, we entered into a storage and service agreement with the MakeSpace JV to provide certain storage and related services to the MakeSpace JV (the “MakeSpace Agreement”). In February 2022, in connection with the formation of the Clutter JV, we terminated the MakeSpace Agreement and entered into a storage and service agreement with the Clutter JV to provide certain storage and related services to the Clutter JV (the “Clutter Agreement”). Revenues and expenses associated with the MakeSpace Agreement and Clutter Agreement are presented as a component of our Global RIM Business segment. We recognized total revenue of approximately $7,000 and $7,500 for the three months ended March 31, 2022 and March 31, 2021, respectively, associated with the MakeSpace Agreement and Clutter Agreement.
In October 2020, in connection with the Frankfurt JV Transaction, we entered into agreements whereby we will earn various fees, including (i) special project revenue and (ii) property management and construction and development fees for services we are providing to the Frankfurt JV (the “Frankfurt JV Agreements”). Revenues and expenses associated with the Frankfurt JV Agreements are presented as a component of our Global Data Business segment. During the years ended December 31, 2021 and 2020, we recognized revenue of approximately $19,600 and $400, respectively, associated with the Frankfurt JV Agreements.
In March 2019, in connection with the Consumer Storage Transaction and the MakeSpace Investment, we entered into a storage and service agreement with the MakeSpace JV to provide certain storage and related services to the MakeSpace JV (the "MakeSpace Agreement”). Revenues and expenses associated with the MakeSpace Agreement are presented as a component of our Global RIM Business segment. During the years ended December 31, 2021, 2020 and 2019, we recognized revenue of approximately $34,700, $33,600, and $22,500, respectively, associated with the MakeSpace Agreement.
During the years ended December 31, 2021, 2020 and 2019, the Company had no other related party transactions.